Nature of business and operations (Details) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended					0 Months Ended			0 Months Ended
	May 11, 2009	Dec. 31, 2013 segment	May 11, 2009 Ilios stockholder	May 04, 2009 Ilios	Dec. 31, 2013 Ilios	Dec. 31, 2012 Ilios	Dec. 31, 2011 Ilios	Jan. 19, 2012 Ilios Private placement to accredited investors	Jul. 24, 2009 Ilios Private placement to accredited investors	Dec. 31, 2013 Ilios Private placement to accredited investors	Dec. 28, 2012 Ilios Private placement to Tecogen	Dec. 29, 2011 Ilios Private placement to Tecogen	Jun. 03, 2011 Ilios Private placement to Tecogen	Dec. 31, 2013 Ilios Private placement to Tecogen	Dec. 31, 2012 Ilios Private placement to Tecogen	Dec. 31, 2013 Restricted stock Ilios
Sale of Stock By Subsidiary [Line Items]
Investment in subsidiary				$ 8,400
Number of shares of subsidiary common stock received by the Company				8,400,000
Number of shares of subsidiary common stock sold by the Company			1,400,000
Subsidiary common stock sold by the Company, price in usd per share			$ 0.50
Number of stockholders who purchased the subsidiary shares			2
Extinguishment of demand notes payable, convertible debentures and accrued interest	700,000
Subsidiary sale of stock, shares								1,000,000	2,710,000		1,000,000	1,000,000	500,000
Subsidiary sale of stock, price in usd per share									$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50
Proceeds received by subsidiary for issuance of stock								$ 500,000	$ 1,352,500		$ 500,000	$ 500,000	$ 250,000
The Company's ownership percentage in subsidiary					65.00%	67.40%	63.00%									63.70%
Number of Operating Segments		1